Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Suppliers
Schedule of Suppliers
	Dec. 31, 2024	Dec. 31, 2023
Energy purchased for resale	1,176	1,250
Energy on spot market – CCEE	199	135
Charges for use of energy network	240	246
Itaipu Binacional	210	240
Gas purchased for resale	216	204
Materials and services	911	942
	2,952	3,017